Basis of Presentation and Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption
Excess tax benefits		$ 0
Accounting Standards Update 2016-09 | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption
Cumulative-effect adjustment recorded in the statement of operations	$ 5,000